Financial Income, Net (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Income, Net
Finance income	€ 1,473	€ 787	€ 371
Thereof gains from financial assets at fair value through profit or loss	1,360	596	227
Finance costs	(697)	(589)	(418)
Thereof interest expense from financial liabilities at amortized cost	(179)	(207)	(106)
Thereof interest expense from financial liabilities at fair value through profit or loss	(76)	(155)	(206)
Financial income, net	€ 776	€ 198	€ (47)